RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16.

RELATED PARTY BALANCES AND TRANSACTIONS

The consolidated financial statements include the financial statements of the Company and the subsidiaries listed in the following table:

	Place of incorporation / registration and operations	Nominal value of issued common / registered share capital (CNY)	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited	Hong Kong	—	100	—	Investment holding
FMH Corporate Services Inc.	United States	—	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	—	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	—	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	—	—	100	Investment holding
Newhold Investments Limited	BVI	—	100	—	Investment holding
Pineboom Investments Limited	BVI	—	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/ Mainland China	10,000	—	100	Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	1	80	—	Dormant
Sunwide Capital Limited	BVI	—	100	—	Dormant
Yangpu Lianzhong Mining Co., Limited	PRC/ Mainland China	115,008	—	100	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited	PRC/ Mainland China	1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/ Mainland China	50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/ Mainland China	59,480	—	100	Exploration and development of lead mine

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related parties:

(a)

Commercial transactions with related parties

		Year Ended December 31,
		2017	2018	2019	2019
		CNY	CNY	CNY	US$
	Notes
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	1,316	1,442	1,506	216
Sales of equipment to Wuhu Industrial	ii	1,056	—	—	—
Purchase of raw ore from Empressa Minera Jacha Uru S.A. (“Jacha Uru”)	iii	240	—	—	—
Feishang Management 's share of office rental to Feishang Enterprise	iv	—	166	166	24

(i)

On April 1, 2017, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by two directors of the Company, which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2018, Anka’s lease with the unrelated landlord was extended for two years, from July 1, 2018 to June 30, 2020.

(ii)

On February 22, 2017, Wuhu Feishang signed an agreement with Wuhu Industrial, controlled by Mr. Li Feilie, to dispose of certain equipment with the carrying amount of CNY1.06 million (US$0.15 million). The disposal gain was CNY0.05 million (US$0.01 million).

(iii)

In 2017, Antay Pacha purchased copper ore from Jacha Uru, a copper mine located in Bolivia and controlled by Feishang Hesheng.

(iv)

On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shared 40 square meters of the office premises.

(b)

Balances with related parties

The Company’s balances with related companies are unsecured and non-interest-bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,
		2018	2019	2019
		CNY	CNY	US$
	Notes
Current:
Payable to a related company:
Feishang Enterprise	i	4,041	5,077	729

Payable to the Shareholder:
Feishang Group	ii	6,973	7,097	1,019

Lease liabilities to related companies:
Feishang Enterprise		—	287	41
Anka		—	516	74
		—	803	115

Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

(i)

Payable to Feishang Enterprise by Feishang Management represented the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)

Payable to Feishang Group represented the acquisition of Feishang Anthracite Resources Limited. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(c)

Compensation of key management personnel of the Group

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Wages, salaries and allowances	264	580	629	90
Housing subsidies	2	16	16	2
Contribution to pension plans	29	75	75	11
	295	671	720	103

The amounts disclosed in the table are the amounts recognized as expenses during the years related to key management personnel.